Vanguard Growth and Income Fund
Supplement Dated February 14, 2025, to the Prospectus and Summary Prospectus Dated January 31, 2025
Important Changes to Vanguard Growth and Income Fund (the Fund)
Effective today, Max Stone and Konstantin Turitsyn have been added as co-portfolio managers of the D.E. Shaw Investment Management, L.L.C. (DESIM) portion of the Fund. They replace Ruvim Breydo, who will no longer serve as portfolio manager of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Ruvim Breydo under the heading “Investment Advisor” in the Fund Summary section:
Max Stone, Portfolio Manager at DESIM. He has co-managed the Fund since February 2025.
Konstantin Turitsyn, Portfolio Manager at DESIM. He has co-managed the Fund since February 2025.
The following replaces Ruvim Breydo under the heading “Investment Advisor” in the More on the Fund section:
Max Stone, Portfolio Manager at DESIM. He has worked in investment management since 1992, has managed investment portfolios since 1994, and has co-managed the Fund since February 2025. Education: B.A., Brown University.
Konstantin Turitsyn, Portfolio Manager at DESIM. He has worked in investment management since 2018 and has co-managed the Fund since February 2025. Education: B.S., Novosibirsk State University; M.Sc., Moscow Institute of Physics and Technology; Ph.D., Russian Academy of Science.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 093B 022025

Vanguard Quantitative Funds

Supplement Dated February 14, 2025, to the Statement of Additional Information Dated January 31, 2025
Important Changes to Vanguard Growth and Income Fund (the Fund)
Effective today, Max Stone and Konstantin Turitsyn have been added as co-portfolio managers of the D.E. Shaw Investment Management, L.L.C. (DESIM) portion of the Fund. They replace Ruvim Breydo, who will no longer serve as portfolio manager of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replace the information for Mr. Breydo under the sub-heading “1. Other Accounts Managed” on page B-39:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Max Stone¹	Registered investment companies[2]	2	$3.7B	0	$0
	Other pooled investment vehicles	14	$6.5B	10	$4.0B
	Other accounts	12	$2.9B	2	$1.3B
Konstantin Turitsyn¹	Registered investment companies[2]	1	$3.5B	0	$0
	Other pooled investment vehicles	10	$4.3B	9	$3.6B
	Other accounts	12	$2.9B	2	$1.3B
1 Mr. Stone and Dr. Turitsyn began co-managing a portion of the Fund on February 14, 2025.
2 Information provided as of January 31, 2025. The accounts referenced in this row are managed by DESIM in its capacity as a sub-advisor to a Registered Investment Company.
Within the same section, the following text replaces the information for Mr. Breydo under the sub-heading “4. Ownership of Securities” on page B-40:
As of January 31, 2025, Mr. Stone and Dr. Turitsyn did not own any shares of Vanguard Growth and Income Fund.
© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 093A 022025